Schedule of Investments (unaudited)	iShares® Select Dividend ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.5%
Lockheed Martin Corp.	234,708	$75,533,729

Banks — 17.1%
Bank of Hawaii Corp.	653,849	51,124,453
Citizens Financial Group Inc.	6,538,929	238,278,573
Comerica Inc.	2,132,069	121,954,347
Fifth Third Bancorp.	9,534,523	275,833,750
FNB Corp.	4,946,591	48,773,387
Huntington Bancshares Inc./OH	15,014,587	198,567,913
KeyCorp.	14,301,914	241,130,270
PacWest Bancorp.	1,683,953	50,838,541
People’s United Financial Inc.	6,762,183	92,371,420
Regions Financial Corp.	14,656,862	249,313,223
TCF Financial Corp.	2,272,761	88,319,493
Truist Financial Corp.	4,520,728	216,904,529
U.SBancorp.	4,607,178	197,417,577
United Bankshares Inc./WV	2,135,941	67,623,892
Valley National Bancorp.	6,185,062	63,149,483
Wells Fargo & Co.	9,946,593	297,204,199
		2,498,805,050
Beverages — 0.9%
Coca-Cola Co. (The)	2,770,769	133,412,527

Capital Markets — 2.6%
Federated Hermes Inc.	1,457,561	39,354,147
Franklin Resources Inc.	3,971,408	104,408,317
Invesco Ltd.	4,888,709	100,658,518
Janus Henderson Group PLC	2,301,799	70,803,337
Lazard Ltd., Class A	1,733,929	71,437,875
		386,662,194
Chemicals — 3.6%
CF Industries Holdings Inc.	3,517,196	145,541,571
Huntsman Corp.	3,232,905	85,413,350
LyondellBasell Industries NV, Class A	3,433,224	294,433,290
		525,388,211
Containers & Packaging — 4.8%
International Paper Co.	6,175,693	310,699,115
Packaging Corpof America	1,134,473	152,541,240
Sonoco Products Co.	1,651,439	95,634,832
Westrock Co.	3,598,444	149,083,535
		707,958,722
Distributors — 1.1%
Genuine Parts Co.	1,641,262	154,081,677

Diversified Consumer Services — 0.3%
H&R Block Inc.	2,979,040	51,328,859

Diversified Telecommunication Services — 3.9%
AT&T Inc.	8,041,231	230,220,444
Lumen Technologies Inc.	15,327,151	189,750,129
Verizon Communications Inc.	2,831,875	155,045,156
		575,015,729
Electric Utilities — 11.2%
Alliant Energy Corp.	2,328,036	113,258,951
American Electric Power Co. Inc.	1,475,229	119,360,778
Edison International	2,788,583	162,183,987
Entergy Corp.	1,370,880	130,685,991
Eversource Energy	1,205,573	105,487,638

Security	Shares	Value
Electric Utilities (continued)
Exelon Corp.	3,828,418	$159,109,052
FirstEnergy Corp.	3,350,186	103,051,721
IDACORP Inc.	865,024	76,381,619
NextEra Energy Inc.	1,308,816	105,843,950
OGE Energy Corp.	3,257,888	99,430,742
Pinnacle West Capital Corp.	1,906,242	143,444,711
PPL Corp.	8,177,145	226,261,602
Xcel Energy Inc.	1,515,283	96,962,959
		1,641,463,701
Electrical Equipment — 2.2%
Eaton CorpPLC	1,433,776	168,755,435
Emerson Electric Co.	1,907,677	151,374,170
		320,129,605
Energy Equipment & Services — 0.2%
Helmerich & Payne Inc.	1,501,368	36,453,215

Food Products — 0.8%
General Mills Inc.	1,898,973	110,330,331

Gas Utilities — 0.4%
New Jersey Resources Corp.	1,652,084	57,839,461

Hotels, Restaurants & Leisure — 0.7%
McDonald’s Corp.	525,536	109,227,402

Household Durables — 2.2%
Garmin Ltd.	1,000,166	114,879,067
Leggett & Platt Inc.	1,902,960	78,021,360
Newell Brands Inc.	5,349,970	128,506,279
		321,406,706
Household Products — 0.8%
Kimberly-Clark Corp.	837,703	110,660,566

Insurance — 7.5%
Cincinnati Financial Corp.	2,335,348	196,379,413
MetLife Inc.	4,960,199	238,833,582
Old Republic International Corp.	4,419,536	79,993,602
Principal Financial Group Inc.	3,825,412	188,478,049
Prudential Financial Inc.	4,077,251	319,167,208
Unum Group.	2,925,717	67,964,406
		1,090,816,260
IT Services — 2.2%
International Business Machines Corp.	1,541,268	183,580,431
Western Union Co. (The)	6,020,877	134,084,931
		317,665,362
Machinery — 1.2%
Caterpillar Inc.	992,941	181,549,333

Media — 4.8%
Interpublic Group of Companies Inc. (The)	6,046,684	145,543,684
Omnicom Group Inc.	3,130,750	195,296,185
ViacomCBS Inc., Class B, NVS	7,395,235	358,668,897
		699,508,766
Multi-Utilities — 8.2%
Avista Corp.	1,151,645	43,163,655
Black Hills Corp.	1,070,681	63,298,661
CenterPoint Energy Inc.	7,036,219	148,393,859
CMS Energy Corp.	1,781,195	101,314,371
Dominion Energy Inc.	1,949,396	142,091,474
DTE Energy Co.	1,278,257	151,754,671

Schedule of Investments (unaudited) (continued)	iShares® Select Dividend ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Multi-Utilities (continued)
NiSource Inc.	5,537,185	$122,648,648
NorthWestern Corp.	848,821	46,235,280
Public Service Enterprise Group Inc.	2,820,822	159,178,985
Sempra Energy	987,047	122,156,937
WEC Energy Group Inc.	1,128,552	100,328,273
		1,200,564,814
Multiline Retail — 0.9%
Target Corp.	689,587	124,932,477

Oil, Gas & Consumable Fuels — 8.4%
Chevron Corp.	2,211,154	188,390,321
Exxon Mobil Corp.	5,793,972	259,801,704
HollyFrontier Corp.	2,322,614	66,101,594
Marathon Petroleum Corp.	6,459,697	278,800,523
ONEOK Inc.	6,140,334	244,569,503
Valero Energy Corp.	3,266,553	184,331,586
		1,221,995,231
Personal Products — 0.4%
Nu Skin Enterprises Inc., Class A	911,502	52,748,621

Pharmaceuticals — 1.8%
Merck & Co. Inc.	1,417,478	109,245,030
Pfizer Inc.	4,248,716	152,528,904
		261,773,934
Semiconductors & Semiconductor Equipment — 1.9%
Intel Corp.	1,259,865	69,935,106
QUALCOMM Inc.	1,354,391	211,664,226
		281,599,332
Technology Hardware, Storage & Peripherals — 3.3%
HP Inc.	10,568,453	257,236,146
Seagate Technology PLC	3,397,120	224,617,574
		481,853,720

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.5%
Hanesbrands Inc.	4,821,573	$73,721,851

Thrifts & Mortgage Finance — 0.5%
New York Community Bancorp. Inc.	7,376,126	77,154,278

Tobacco — 4.0%
Altria Group Inc.	7,889,248	324,090,308
Philip Morris International Inc.	3,255,492	259,299,938
	583,390,246
Trading Companies & Distributors — 0.9%
Watsco Inc.	546,039	130,224,841

Total Common Stocks — 99.8%
(Cost: $13,286,342,860)		14,595,196,751

Short-Term Investments
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	19,810,000	19,810,000

Total Short-Term Investments — 0.1%
(Cost: $19,810,000)		19,810,000

Total Investments in Securities — 99.9%
(Cost: $13,306,152,860)		14,615,006,751

Other Assets, Less Liabilities — 0.1%		18,036,339

Net Assets — 100.0%		$14,633,043,090

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Actof 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$51,930,000	$—	$(32,120,000	)(a)	$—	$—	$19,810,000	19,810,000	$25,355	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts S&P 500 E-Mini Index	198	03/19/21	$36,681	$156,403

Schedule of Investments (unaudited) (continued)	iShares® Select Dividend ETF
January 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$14,595,196,751	$—	$—	$14,595,196,751
Money Market Funds	19,810,000	—	—	19,810,000
	$14,615,006,751	$—	$—	$14,615,006,751
Derivative financial instruments(a)
Assets
Futures Contracts	$156,403	$—	$—	$156,403

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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